Income Tax (Credit)/Expense (Details)		6 Months Ended	12 Months Ended
	Mar. 17, 2021	Jun. 30, 2025	Dec. 31, 2024
Income Tax Credit [Line Items]
Foreign investment percentage		25.00%	25.00%
Cayman islands tax concession period	20 years
Minimum [Member]
Income Tax Credit [Line Items]
Income tax rate		0.00%	0.00%
Maximum [Member]
Income Tax Credit [Line Items]
Income tax rate		12.50%	12.50%